COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress
Purchase commitments

As of December 31, 2022, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2023	1,615,667	234,250
2024	81,478	11,813
2025	8,420	1,221
2026	874	127
2027	11,371	1,649
2028 and thereafter	104	15
	1,717,914	249,075

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase commitments

As of December 31, 2022, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2023	1,075,436	155,924
2024	439,850	63,772
2025	221,724	32,147
2026	209,410	30,362
2027	36,746	5,328
2028 and thereafter	49,577	7,188
	2,032,743	294,721